Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events
NOTE 10. SUBSEQUENT EVENTS
As described in Note 4, above, on
February 23, 2022, the Sponsor funded a loan to the Company in principal amount of $400,000 and the Company issued a promissory note (the “Promissory Note”) in like principal amount to the Sponsor. The Promissory Note bears no interest and is due upon the earlier of (i) the date on which the Company consummates its initial business combination and (ii) August 17, 2022. The Sponsor agreed to waive any right, title, interest or claim of any kind in or to any distribution from the trust account with respect to the Promissory
Note.

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date the financial statements were issued. Other than as described herein, including in Note 4, the Company did not identify any other subsequent events that would have required adjustment or disclosure in the consolidated financial statements.